Related Party Transactions - Schedule of Related Parties (Details) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Cenntro Smart Manufacturing Tech. Co., Ltd. [Member]
Schedule of Related Parties [Line Items]
Due to related parties	$ 2,599	[1]		$ 2,534	[1]	$ 2,606	[2]
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership) [Member]
Schedule of Related Parties [Line Items]
Due to related parties	94,442	[3]		94,442	[3]	94,442	[4]
Due from related parties-current	242,594			235,497		225,927
Cenntro Holding Limited [Member]
Schedule of Related Parties [Line Items]
Due to related parties	1,341,627	[5]		1,341,627	[5]	1,341,627	[6]
Peter Zuguang Wang [Member]
Schedule of Related Parties [Line Items]
Due to related parties	2,393,581	[7]		2,392,961	[7]	2,392,961	[8]
Xinchang County Jiuhe Investment Management Partnership (LP) [Member]
Schedule of Related Parties [Line Items]
Due to related parties		[9]		5,205,979	[9],[10]		[10]
Dividend payment to related parties				5,934,100		495,071
Related Party [Member]
Schedule of Related Parties [Line Items]
Due to related parties	3,832,249			9,037,543		3,831,636
Due from related parties-current	1,082,594			235,497		225,927
Cenntro Inc. [Member]
Schedule of Related Parties [Line Items]
Due from related parties-current	840,000
Xinchang County Jiuxin Investment Management Partnership (LP) [Member]
Schedule of Related Parties [Line Items]
Dividend payment to related parties	$ 674,520					$ 208,524

[1]	Employee wages paid by Cenntro Smart Manufacturing Tech. Co., Ltd. on the Company’s behalf;
[2]	Employee wages paid by Cenntro Smart Manufacturing Tech. Co., Ltd. on the Company’s behalf;
[3]	Temporary borrowings from Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership);
[4]	Temporary borrowings from Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership);
[5]	Total dividend payment of $7.6 million declared by Zhongchai Holding to Cenntro Holding Limited. As of December 31, 2019, the balance was $1.34 million, and no further payments had been made since then;
[6]	Total dividend payment of $7.6 million declared by Zhongchai Holding to Cenntro Holding Limited. As of December 31, 2019, the balance was $1.34 million, and no further payments had been made since then;
[7]	Payable to Peter Zuguang Wang for capital reduction due to the dissolution of Shanghai Hengyu Business Management Consulting Co., Ltd. on July 10, 2023;
[8]	Payable to Peter Zuguang Wang for capital reduction due to the dissolution of Shanghai Hengyu Business Management Consulting Co., Ltd. on July 10, 2023;
[9]	Total dividend payment of $4.7 million declared by Zhejiang Zhongchai to Xinchang County Jiuhe Investment Management Partnership (LP) and refund by Zhejiang Zhongchai to Xinchang County Jiuhe Investment Management Partnership (LP) of $5.85 million due to its termination of investment in Zhejiang Zhongchai. As of September 30, 2025, the balance was nil.
[10]	Total dividend payment of $4.7 million declared by Zhejiang Zhongchai to Xinchang County Jiuhe Investment Management Partnership (LP) and refund by Zhejiang Zhongchai to Xinchang County Jiuhe Investment Management Partnership (LP) of $5.85 million due to its termination of investment in Zhejiang Zhongchai. As of December 31, 2024, the balance was $5.21 million.